Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Intangible Assets

As at December 31, 2013, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(114,204)	10,046
Customer contracts (FPSO segment)	353	(353)	—
Other intangible assets (FPSO segment)	390	—	390

	124,993	(114,557)	10,436

As at December 31, 2012, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(109,153)	15,097
Customer contracts (FPSO segment)	353	(313)	40
Other intangible assets (FPSO segment)	390	—	390

	124,993	(109,466)	15,527